UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
6/30/16 (Unaudited)

REPURCHASE AGREEMENTS (32.5%)(a)
				Principal amount	Value

Interest in $176,000,000 joint tri-party repurchase agreement dated 6/30/16 with Bank of Nova Scotia due 7/1/16 - maturity value of $50,000,556 for an effective yield of 0.40% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 4.750% and due dates ranging from 8/15/16 to 8/15/41, valued at $179,522,091)				$50,000,000	$50,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 6/30/16 with BMO Capital Markets due 7/1/16 - maturity value of $50,000,528 for an effective yield of 0.380% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 1.625% to 4.250% and due dates ranging from 11/15/17 to 11/15/45, valued at $51,000,603)				50,000,000	50,000,000

Interest in $240,500,000 joint tri-party term repurchase agreement dated 6/30/16 with Citigroup Global Markets, Inc. due 7/7/16 - maturity value of $69,805,429 for an effective yield of 0.400% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.500% to 2.000% and due dates ranging from 1/31/19 to 2/15/25, valued at $245,310,038)				69,800,000	69,800,000

Interest in $312,347,000 joint tri-party repurchase agreement dated 6/30/16 with Citigroup Global Markets, Inc. due 7/1/16 - maturity value of $85,958,051 for an effective yield of 0.440% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.875% to 3.625% and due dates ranging from 3/31/18 to 2/15/20, valued at $318,593,957)				85,957,000	85,957,000

Interest in $65,000,000 tri-party repurchase agreement dated 6/30/16 with Goldman, Sachs & Co. due 7/1/16 - maturity value of $65,000,758 for an effective yield of 0.42% (collateralized by various mortgage backed securities with coupon rates ranging from 2.163% to 5.000% and due dates ranging from 9/1/23 to 6/1/46, valued at $66,300,000)				65,000,000	65,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 6/30/16 with J.P. Morgan Securities, LLC due 7/1/16 - maturity value of $50,000,583 for an effective yield of 0.420% (collateralized by a U.S. Treasury note with a coupon rate of 1.625% and a due date of 2/15/26, valued at $51,001,642)				50,000,000	50,000,000

Interest in $347,054,000 joint tri-party repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/16 - maturity value of $58,415,698 for an effective yield of 0.430% (collateralized by various mortgage backed securities with coupon rates ranging from 0.000% to 4.500% and due dates ranging from 8/1/22 to 6/1/46, valued at $353,995,080)				58,415,000	58,415,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 6/28/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/5/16 - maturity value of $29,002,199 for an effective yield of 0.390% (collateralized by various mortgage backed securities with coupon rates ranging from 0.000% to 3.500% and due dates ranging from 8/1/42 to 6/1/46, valued at $102,000,000)				29,000,000	29,000,000

Total repurchase agreements (cost $458,172,000)					$458,172,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Farm Credit Banks Funding Corporation discount notes	0.200	8/4/16		$25,000,000	$24,995,278

Federal Farm Credit Banks Funding Corporation discount notes	0.230	8/3/16		25,000,000	24,994,729

Federal Home Loan Banks unsec. discount notes	0.330	8/12/16		24,900,000	24,890,414

Federal Home Loan Banks unsec. discount notes	0.312	8/5/16		28,778,000	28,769,271

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.270	7/7/16		14,000,000	13,999,370

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.300	7/5/16		9,000,000	8,999,700

Federal National Mortgage Association unsec. discount notes	0.310	7/19/16		50,000,000	49,992,250

Federal National Mortgage Association unsec. discount notes	0.253	7/6/16		44,800,000	44,798,427

Federal National Mortgage Association unsec. discount notes	0.283	7/1/16		56,059,000	56,059,000

Total U.S. government agency obligations (cost $277,498,439)					$277,498,439

COMMERCIAL PAPER (15.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC	0.450	7/8/16		$10,000,000	$9,999,125

American Honda Finance Corp.	0.440	7/28/16		14,000,000	13,995,380

Apple, Inc.	0.420	7/21/16		3,673,000	3,672,143

Apple, Inc.	0.420	7/20/16		10,000,000	9,997,783

BMW US Capital, LLC	0.380	7/5/16		8,000,000	7,999,662

Canada (Government of) (Canada)	0.280	8/3/16		12,000,000	11,996,920

Canada (Government of) (Canada)	0.350	7/21/16		15,000,000	14,997,083

Chevron Corp.	0.410	8/2/16		15,000,000	14,994,533

Coca-Cola Co. (The)	0.420	7/25/16		10,000,000	9,997,200

Commonwealth Bank of Australia 144A (Australia)	0.656	7/1/16		15,000,000	15,000,000

DnB Bank ASA (Norway)	0.410	7/15/16		3,600,000	3,599,426

Export Development Canada (Canada)	0.390	7/26/16		15,000,000	14,995,938

Nordea Bank AB (Sweden)	0.500	8/9/16		12,000,000	11,993,500

Nordea Bank AB 144A (Sweden)	0.450	8/12/16		3,000,000	2,998,425

Prudential PLC (United Kingdom)	0.490	7/13/16		2,500,000	2,499,592

Roche Holdings, Inc. (Switzerland)	0.390	8/12/16		15,000,000	14,993,175

Simon Property Group LP	0.480	7/18/16		20,000,000	19,995,467

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	0.400	7/12/16		14,500,000	14,498,228

Toyota Credit Canada, Inc. (Canada)	0.450	8/10/16		15,000,000	14,992,500

Wal-Mart Stores, Inc.	0.390	7/5/16		10,000,000	9,999,567

Total commercial paper (cost $223,215,647)					$223,215,647

ASSET-BACKED COMMERCIAL PAPER (9.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Atlantic Asset Securitization Corp.	0.430	7/19/16		$7,000,000	$6,998,495

Bedford Row Funding Corp.	0.450	7/18/16		10,000,000	9,997,875

Chariot Funding, LLC 144A	0.420	7/25/16		2,025,000	2,024,433

CHARTA, LLC	0.430	7/28/16		4,000,000	3,998,710

Fairway Finance Co., LLC 144A (Canada)	0.460	8/11/16		15,000,000	14,992,142

Gotham Funding Corp. (Japan)	0.480	7/18/16		15,000,000	14,996,600

Jupiter Securitization Co., LLC	0.450	7/14/16		15,000,000	14,997,563

Jupiter Securitization Co., LLC	0.854	7/5/16		1,000,000	999,906

Manhattan Asset Funding Co., LLC (Japan)	0.520	8/9/16		7,000,000	6,996,057

Manhattan Asset Funding Co., LLC (Japan)	0.520	7/19/16		7,500,000	7,498,050

MetLife Short Term Funding, LLC	0.430	8/10/16		10,000,000	9,995,222

MetLife Short Term Funding, LLC	0.450	7/19/16		5,000,000	4,998,875

Old Line Funding, LLC	0.460	7/20/16		6,670,000	6,668,381

Regency Markets No. 1, LLC	0.450	7/25/16		14,000,000	13,995,800

Working Capital Management Co. (Japan)	0.530	7/20/16		5,000,000	4,998,601

Working Capital Management Co. (Japan)	0.520	7/18/16		11,000,000	10,997,299

Total asset-backed commercial paper (cost $135,154,009)					$135,154,009

TIME DEPOSITS (6.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.400	7/1/16		$28,000,000	$28,000,000

BNP Paribas/Cayman Islands (France)	0.280	7/1/16		28,000,000	28,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.310	7/1/16		7,000,000	7,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.280	7/1/16		28,000,000	28,000,000

Total time deposits (cost $91,000,000)					$91,000,000

CORPORATE BONDS AND NOTES (4.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Canadian Imperial Bank of Commerce sr. unsec. unsub. notes (Canada)	1.350	7/18/16		$20,300,000	$20,307,881

National Australia Bank, Ltd./New York sr. unsec. FRN (Australia)	1.188	7/25/16		19,830,000	19,840,434

Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN	1.250	7/20/16		20,000,000	20,007,418

Total corporate bonds and notes (cost $60,155,733)					$60,155,733

U.S. TREASURY OBLIGATIONS (9.3%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Bills	0.249	7/28/16		$50,000,000	$49,990,813

U.S. Treasury Bills	0.482	7/21/16		25,000,000	24,996,507

U.S. Treasury FRN	0.344	1/31/17		21,000,000	20,999,751

U.S. Treasury FRN	0.330	7/31/16		17,750,000	17,750,044

U.S. Treasury FRN	0.313	10/31/16		18,000,000	18,000,030

Total U.S. treasury obligations (cost $131,737,145)					$131,737,145

MUNICIPAL BONDS AND NOTES (1.8%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Princeton University Commercial Paper	0.420	7/19/16		$10,000,000	$10,000,000

University of Chicago Commercial Paper, Ser. A	0.420	7/18/16		15,000,000	14,997,021

Total municipal bonds and notes (cost $24,997,021)					$24,997,021

CERTIFICATES OF DEPOSIT (0.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

National Bank of Canada/New York, NY	0.808	7/29/16		$9,000,000	$9,002,656

Total certificates of deposit (cost $9,002,656)					$9,002,656

TOTAL INVESTMENTS

Total investments (cost $1,410,932,650)(b)					$1,410,932,650

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,410,558,081.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.7%
	Canada	7.6
	Japan	3.2
	Sweden	3.0
	Cayman Islands	2.5
	Australia	2.5
	France	2.0
	Switzerland	1.1
	Other	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$135,154,009	$—
Certificates of deposit	—	9,002,656	—
Commercial paper	—	223,215,647	—
Corporate bonds and notes	—	60,155,733	—
Municipal bonds and notes	—	24,997,021	—
Repurchase agreements	—	458,172,000	—
Time deposits	—	91,000,000	—
U.S. government agency obligations	—	277,498,439	—
U.S. treasury obligations	—	131,737,145	—

Totals by level	$—	$1,410,932,650	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	BMO Capital Markets	Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	J.P. Morgan Securities, LLC	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$50,000,000	$50,000,000	$155,757,000	$65,000,000	$50,000,000	$87,415,000	$458,172,000

	Total Assets	$50,000,000	$50,000,000	$155,757,000	$65,000,000	$50,000,000	$87,415,000	$458,172,000

	Total Financial and Derivative Net Assets	$50,000,000	$50,000,000	$155,757,000	$65,000,000	$50,000,000	$87,415,000	$458,172,000
	Total collateral received (pledged)##†	$50,000,000	$50,000,000	$155,757,000	$65,000,000	$50,000,000	$87,415,000
	Net amount	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016